Supplement Dated July 13, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated July 13, 2012
To The Prospectus Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective July 1, 2012, in the summary prospectus for the JNL/Franklin Templeton Small Cap Value Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
William J. Lippman	2005	President
Steven B. Raineri	2012	Research Analyst
Bruce C. Baughman, CPA	2005	Senior Vice President
Margaret McGee	2005	Vice President
Donald G. Taylor	2005	Senior Vice President

Effective July 1, 2012, in the prospectus for the JNL/Franklin Templeton Small Cap Value Fund, in the section entitled “The Sub-Adviser and Portfolio Management” please add the following bullet after the second paragraph:

•	Steven B. Raineri (Research Analyst) has been a manager of the Fund since July 2012. He joined Franklin Templeton Investments in 2005.

This supplement is dated July 13, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV8799 06/12, VC5825 04/12, VC5825H 04/12, VC5885 04/12, VC5885H 04/12, VC5884 04/12, VC5884H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, NV3784 04/12, JMV8799NY 06/12, NV5825 04/12, HR105 04/12 and VC2440 04/12.)

CMX9401 07/12

Supplement Dated July 13, 2012
To The Statement of Additional Information
Dated April 30, 2012

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

On page 113, in the section “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the table for Steven B. Raineri:

The following table reflects information as of May 31, 2012:

Steven B. Raineri	Number Of Accounts	Total Assets (Millions)
registered investment companies:	3	$2,891.8
other pooled investment vehicles:	0	$0
other accounts:	0	$0

On page 114, please delete the table entitled “Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund” and replace it with the following:

Security Ownership of Portfolio Managers for the JNL/Franklin Templeton Small Cap Value Fund

Security Ownership of Portfolio Managers	William J. Lippman	Bruce C. Baughman, CPA	Margaret McGee	Donald G. Taylor, CPA	Steven B. Raineri
None	X	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated July 13, 2012.

(To be used with V3180 04/12 and V3180PROXY 04/12.)

CMX9402 07/12